Retirement benefits - Defined Benefit Plans - Summary of Amounts Recognised on the Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Fair value of plan assets	$ 152	$ 148
Present value of benefit obligations	(250)	(244)
Retirement benefit assets [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	152
Present value of benefit obligations	(146)
Surplus in schemes	6
Asset restriction	(3)
Total retirement benefit obligations	3
Retirement benefit obligations [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets		148
Present value of benefit obligations	(104)	(244)
Total retirement benefit obligations	(104)	(96)
Pension plans [member] | United Kingdom [member]
Disclosure of defined benefit plans [line items]
Present value of benefit obligations	(29)	(27)
Pension plans [member] | United Kingdom [member] | Retirement benefit obligations [member]
Disclosure of defined benefit plans [line items]
Present value of benefit obligations	(29)	(27)
Total retirement benefit obligations	(29)	(27)
Pension plans [member] | US and other [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	152	148
Present value of benefit obligations	(197)	(195)
Pension plans [member] | US and other [member] | Retirement benefit assets [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	152
Present value of benefit obligations	(146)
Surplus in schemes	6
Asset restriction	(3)
Total retirement benefit obligations	3
Pension plans [member] | US and other [member] | Retirement benefit obligations [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets		148
Present value of benefit obligations	(51)	(195)
Total retirement benefit obligations	(51)	(47)
US post-employment benefits [member]
Disclosure of defined benefit plans [line items]
Present value of benefit obligations	(24)	(22)
US post-employment benefits [member] | Retirement benefit obligations [member]
Disclosure of defined benefit plans [line items]
Present value of benefit obligations	(24)	(22)
Total retirement benefit obligations	$ (24)	$ (22)